Contingencies and commitments - Additional Information (Detail) £ in Millions, R$ in Millions	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 GBP (£)
Disclosure of commitments and contingent liabilities [line items]
Benefit from FCPE			£ 116
Current Brazil [Member]
Disclosure of commitments and contingent liabilities [line items]
Total Potential exposure	£ 124	R$ 656
Additional potential exposure	£ 45	R$ 239